Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible notes, December 31, 2016
Issued for cash		178,228	178,228
Issued for original issue discount				13,888
Debt discount related to new convertible notes				(113,888)
Amortization of debt discounts	$ 19,797	$ 304,419	4,460,931	124,320
Repayment in cash				(113,888)
Convertible notes, December 31, 2017